Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining three months of 2016	$ 14,792		$ 14,792
2017	58,385		58,385
2018	55,664		55,664
2019	42,477		42,477
2020	15,677		15,677
Thereafter	20,031		20,031
Total	207,026		207,026
Amortization of intangible assets	$ 14,700	$ 18,800	$ 43,900	$ 59,300